Amortization Type
Appraisal Value at Origination
Borrower Original FICO Score
Borrower Original FICO Score Date
City
CO Borrower Original FICO Score
CO Borrower Original FICO Score Date
Documentation Type Place Holder
First Payment Date of Loan
First Rate Adjustment Date ARMs
Gross Margin
Guideline Name
Index
Initial Interest Rate Cap Change Down
Initial Interest Rate Cap Change Up
Leasehold Flag (Y/N)
Lien Position
Lifetime Maximum Rate Ceiling
Lifetime Minimum Rate Floor
Loan Purpose
Maturity Date
Mortgage Insurance
Mortgage Insurance Company Name
Mortgage Insurance Percent
Occupancy
Original Amortization Term
Original Interest Only Flag
Original Interest Rate
Original Loan Amount
Original PI
Original Property Valuation Date
Original Term to Maturity
Postal Code
Prepayment Penalty Flag Y N
Property Type
Rate Frequency
Sales Price
State
Subsequent Interest Rate Change Down
Subsequent Interest Rate Change Up